Form N-1A Supplement	Dec. 08, 2025
YieldMax(R) Ultra Option Income Strategy ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus, Prospectus, and

Statement of Additional Information (“SAI”),

each dated February 28, 2025, as supplemented

This Supplement updates the Fund’s Summary Prospectus, Prospectus, and SAI to reflect certain revisions to the Fund’s principal investment strategies (including equity allocation and certain options strategies), to reflect additional risk disclosures, and to reflect changes in the Fund’s portfolio management team. The following changes are effective as of December 8, 2025: